EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2022
EMPLOYEE BENEFITS
Schedule of total assets and liabilities of all types of employee benefits granted

	2022	2021
Plan assets - Defined contribution pension plan	9,179	4,942
Total assets	9,179	4,942

Actuarial liabilities - Defined benefit pension plan	658,492	1,083,719
Acturial liabilities - Post-employment health care benefit	224,180	318,181
Retirement and termination benefit liabilities	11,222	13,290
Total liabilities	893,894	1,415,190

Current	516	39
Non-current	893,378	1,415,151

Post-employment defined benefit pension plans
EMPLOYEE BENEFITS
Summary of sensitivity analysis

	1% Increase	1% Decrease
Discount rate	18,477	(12,645)

Defined benefit pension plan
EMPLOYEE BENEFITS
Schedule of current expenses of benefit plans

	2022	2021	2020
Cost of current service	63,616	74,840	69,323
Interest expense	169,526	170,897	191,326
Return on plan assets	(150,700)	(136,933)	(156,475)
Past service cost	—	7,093	3,967
Settlement	—	(847)	(11,609)
Interest cost on unrecoverable surplus	10,440	4,371	7,413
Net pension cost	92,882	119,421	103,945

Schedule of reconciliations of assets and liabilities of benefit plans

	2022	2021
Present value of defined benefit obligation	(3,841,213)	(5,409,065)
Fair value of plan assets	3,499,475	4,647,361
Asset ceiling restrictions on recognition of net funded assets	(316,754)	(322,015)
Net	(658,492)	(1,083,719)
Defined benefit obligation	(658,492)	(1,083,719)

Schedule of variation of plan obligations and assets

	2022	2021	2020
Variation of the plan obligations
Obligation at the begining of the year	5,409,065	5,921,285	4,601,965
Cost of service	63,616	74,840	69,323
Interest expense	169,526	170,897	191,326
Payments of the benefits	(317,779)	(486,310)	(434,650)
Past service cost	—	7,093	3,967
Settlement	—	(228,881)	(190,948)
Acturial remeasurements	(1,058,898)	(457,421)	467,106
Exchange Variance	(424,317)	407,562	1,213,196
Obligation at the end of the year	3,841,213	5,409,065	5,921,285

	2022	2021	2020
Variation of the plan assets
Fair value of the plan assets at the begining of the year	4,647,361	4,652,000	3,656,891
Return of the plan assets	150,700	136,933	156,475
Contributions from sponsors	173,316	244,123	224,979
Settlement	—	(228,034)	(179,339)
Payments of benefits	(317,779)	(486,310)	(434,650)
Remeasurement	(791,672)	25,498	334,675
Exchange Variance	(362,451)	303,151	892,969
Fair value of plan assets at the end of the year	3,499,475	4,647,361	4,652,000

Summary of actuarial gains and losses recognized in other comprehensive income

	2022	2021	2020
Return of the plan assets	791,672	(25,498)	(334,675)
Actuarial Remeasurements	(1,058,898)	(457,421)	467,106
Restriction recognized in Other Comprehensive Income	4,965	178,941	(42,317)
Remeasurements recognized in Other Comprehensive Income	(262,261)	(303,978)	90,114

Summary of historical actuarial remeasurements

	2022	2021	2020	2019	2018
Present value of defined benefit obligation	(3,841,213)	(5,409,065)	(5,921,285)	(4,601,965)	(4,391,251)
Fair value of the plan assets	3,499,475	4,647,361	4,652,000	3,656,891	3,568,934
Surplus (Deficit)	(341,738)	(761,704)	(1,269,285)	(945,074)	(822,317)
Experience adjustments on plan liabilities (Gain)	(1,058,898)	(457,421)	467,106	546,911	(370,083)
Experience adjustments on plan assets (Gain)	791,672	(25,498)	(334,675)	(386,767)	253,301

Summary of allocation for plan assets

	2022
	Brazilian Plans	American Plans
Fixed income	99.5%	48.1%
Variable income	—	41.2%
Others	0.5%	10.7%
Total	100.0%	100.0%

	2021
	Brazilian Plans	American Plans
Fixed income	99.2%	50.4%
Variable income	—	43.0%
Others	0.8%	6.6%
Total	100.0%	100.0%

Summary of assumptions

	2022
	Brazilian Plan	North America Plan
Average discount rate	9.81%	5.05% -5.11%
Rate of increase in compensation	Not applicable	3.00%
Mortality table	AT-2000 per sex	RP-2006 and MP-2022
Mortality table of disabled	AT-2000 per sex	RP-2006 and MP-2022
Rate of rotation	Null	Based on age and/or the service

	2021
	Brazilian Plan	North America Plan
Average discount rate	8.82%	2.80% - 2.90%
Rate of increase in compensation	Not applicable	3.00%
Mortality table	AT-2000 per sex	RP-2006 and MP-2021
Mortality table of disabled	AT-2000 per sex	RP-2006 and MP-2021
Rate of rotation	Null	Based on age and/or the service

Post-employment health care benefit
EMPLOYEE BENEFITS
Schedule of current expenses of benefit plans

	2022	2021	2020
Current service cost	3,005	3,458	4,964
Interest expense	8,102	8,239	11,311
Past service cost	—	(32,434)	(660)
Net cost pension benefit	11,107	(20,737)	15,615

Schedule of reconciliations of assets and liabilities of benefit plans

	2022	2021
Present value of obligations	(224,180)	(318,181)
Total net liabilities	(224,180)	(318,181)

Schedule of variation of plan obligations and assets

	2022	2021	2020
Change in benefit obligation
Benefit obligation at beginning of the year	318,181	362,944	298,989
Cost of service	3,005	3,458	4,964
Interest expense	8,102	8,239	11,311
Past service cost	—	(32,434)	(660)
Contributions from participants	1,472	2,032	2,349
Payment of benefits	(17,488)	(17,431)	(20,870)
Remeasurements	(61,524)	(36,938)	(23,533)
Exchange variations	(27,568)	28,311	90,394
Benefit obligation at the end of the year	224,180	318,181	362,944

	2022	2021	2020
Change in plan assets
Contributions from sponsors	16,016	24,713	19,150
Contributions from participants	1,472	2,032	2,349
Payments of benefits	(17,488)	(26,745)	(21,499)
Fair value of plan assets at end of the year	—	—	—

Summary of actuarial gains and losses recognized in other comprehensive income

	2022	2021	2020
Losses / Gains on actuarial obligation	(61,524)	(36,938)	(23,533)
Actuarial losses recognized in Equity	(61,524)	(36,938)	(23,533)

Summary of historical actuarial remeasurements

	2022	2021	2020	2019	2018
Present value of defined benefit obligation	(224,180)	(318,181)	(362,944)	(298,989)	(272,959)
Deficit	(224,180)	(318,181)	(362,944)	(298,989)	(272,959)
Experience adjustments on plan liabilities	(61,524)	(36,938)	(23,533)	11,202	(40,841)

Summary of assumptions

	2022	2021
Average discount rate	5.05% - 5.11%	2.80% - 2.90%
Health treatment - rate assumed next year	5.01% - 6.70%	4.99% - 6.20%
Health treatment - Assumed rate of decline in the cost to achieve in the years of 2028 to 2041	3.30% - 3.75%	3.20% - 4.50%

Summary of sensitivity analysis

	1% Increase	1% Decrease
Effect over total service costs and interest costs	1,353	(1,090)
Effect over benefit plan obligations	20,829	(17,589)